Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 98.4%
California - 79.4%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,098,550
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,453,476
Bay Area Toll Authority
Series 2012
5.00%, 4/01/24 (Pre-refunded/ETM)	1,610	1,756,703
5.00%, 4/01/25 (Pre-refunded/ETM)	12,235	13,349,853
Series 2013S
5.00%, 4/01/38 (Pre-refunded/ETM)	2,845	3,218,093
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,318,155
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/28	1,545	1,857,739
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/27-11/15/29	19,500	23,751,105
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/32	1,215	1,464,245
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/27-11/01/32	18,755	22,489,383
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/23-11/15/29	11,365	13,804,505
California Housing Finance
Series 20192
4.00%, 3/20/33	7,520	8,599,496
California Infrastructure & Economic Development Bank (Broad Collection LLC)
Series 2011A
5.00%, 6/01/21	10,650	11,265,463
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017
5.00%, 10/01/24	5,000	5,940,250
Series 2018
5.00%, 10/01/32	13,965	17,816,687

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts)
Series 2016
5.00%, 7/01/26	$2,370	$2,899,790
Series 2016B
5.00%, 7/01/23	12,760	14,454,018
California Municipal Finance Authority (Emerson College)
Series 2017B
5.00%, 1/01/30	1,000	1,215,480
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/23-12/31/31	15,730	19,097,465
California Municipal Finance Authority (United Airlines, Inc.)
4.00%, 7/15/29	11,610	13,195,810
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
5.00%, 7/01/24-7/01/29 (a)	4,735	5,817,982
Series 2012
5.00%, 7/01/27 (a)	4,000	4,375,560
California School Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)	1,605	1,683,196
Series 2016A
5.00%, 6/01/31 (a)	1,000	1,076,400
California State Public Works Board
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,665,047
California State Public Works Board (California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	11,220	13,049,533
Series 2014B
5.00%, 10/01/29	4,445	5,195,272
Series 2017H
5.00%, 4/01/30-4/01/32	5,270	6,486,386
California State University
5.00%, 11/01/24 (Pre-refunded/ETM)	35	35,466
5.00%, 11/01/24	1,455	1,474,599
Series 2011A
5.25%, 11/01/26	5,500	5,930,430
Series 2012A
5.00%, 11/01/26	10,930	12,171,211
Series 2014A
5.00%, 11/01/28	16,650	19,737,909
Series 2017A
5.00%, 11/01/33	5,620	6,972,846
Series 2018A
5.00%, 11/01/30	2,330	3,016,558
Series 2019A
5.00%, 11/01/28-11/01/30	5,140	6,775,231
Series 2020A
5.00%, 11/01/29-11/01/31 (b)	2,000	2,602,266

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/29	$1,210	$1,460,482
California Statewide Communities Development Authority (Lancer Educational Housing LLC)
5.00%, 6/01/39 (a)	675	792,214
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2018A
5.00%, 12/01/27-12/01/33 (a)	1,250	1,466,718
California Statewide Communities Development Authority (NCCD-Hooper Street LLC)
5.00%, 7/01/24-7/01/29 (a)	1,065	1,205,314
City & County of San Francisco CA
Series 2018C
5.00%, 6/15/23-6/15/25	7,330	8,501,853
Series 2018E
5.00%, 6/15/23	1,490	1,696,261
City & County of San Francisco CA (City & County of San Francisco CA COP)
Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,212,187
City of Hayward CA (City of Hayward CA COP)
Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,056,627
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	17,153,191
Series 2010B
5.00%, 5/15/21	6,500	6,599,905
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,031,850
City of Los Angeles Department of Airports
5.00%, 5/15/30	8,020	10,183,154
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	26,305,539
Series 2010D
5.00%, 5/15/23	5,000	5,075,350
Series 2017A
5.00%, 5/15/28-5/15/29	4,015	4,923,001
Series 2018C
5.00%, 5/15/25-5/15/28	5,145	6,263,287
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,391,316
Series 2018A
5.00%, 8/01/31	2,785	3,572,152

	Principal Amount (000)	U.S. $ Value
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/28-9/01/30	$2,305	$2,785,994
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/31	1,170	1,349,560
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/25 (Pre-refunded/ETM)	11,320	12,161,529
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2014A
5.00%, 3/01/25	3,600	4,145,076
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/22	3,000	3,262,500
Series 2017A
5.00%, 3/01/30	1,250	1,564,788
Coronado Community Development Agency Successor Agency
Series 2018A
5.00%, 9/01/33	4,675	5,514,910
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,189,810
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute)
Series 2015A
5.00%, 11/01/21	1,725	1,842,800
Desert Sands Unified School District
Series 2015
5.00%, 8/01/21	1,680	1,788,478
Fontana Redevelopment Agency Successor Agency
Series 2017A
5.00%, 10/01/31	1,750	2,192,488
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/27	1,000	1,162,700
Golden State Tobacco Securitization Corp.
Series 2017A
5.00%, 6/01/20	1,585	1,608,284
Series 2018A
3.50%, 6/01/36	8,520	8,711,359
5.00%, 6/01/30	8,510	10,232,849
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23	1,560	1,683,351
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,314,196

	Principal Amount (000)	U.S. $ Value
Long Beach Unified School District
Series 2010A
5.00%, 8/01/25	$1,000	$1,022,800
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2010A
5.00%, 7/01/21	2,000	2,040,860
Los Angeles Department of Water
Series 2012C
5.00%, 7/01/23	1,540	1,696,141
Series 2018A
5.00%, 7/01/31	1,345	1,709,307
Los Angeles Department of Water & Power Power System Revenue
Series 2011A
5.00%, 7/01/20-7/01/21	5,675	5,946,714
Series 2013A
5.00%, 7/01/21-7/01/23	4,005	4,399,342
Series 2013B
4.00%, 7/01/21	2,480	2,595,394
Series 2014B
5.00%, 7/01/26-7/01/27	3,790	4,384,527
Series 2014C
4.00%, 7/01/20	700	710,822
5.00%, 7/01/25-7/01/26	21,670	25,509,286
Series 2015E
5.00%, 7/01/25	820	965,706
Series 2018B
5.00%, 1/01/22	1,050	1,132,184
Series 2019B
5.00%, 7/01/23	14,750	16,817,212
Los Angeles Unified School District/CA
Series 2014B
5.00%, 7/01/21	5,470	5,792,894
Series 2014C
5.00%, 7/01/27	10,365	12,102,174
Series 2015A
5.00%, 7/01/21	1,140	1,207,294
Series 2016A
5.00%, 7/01/21-7/01/27	21,945	25,826,288
Series 2017A
5.00%, 7/01/24	1,470	1,722,722
Series 2018B
5.00%, 7/01/29	9,020	11,377,377
Series 2019A
5.00%, 7/01/26	10,000	12,354,300
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	2,041,274
Metropolitan Water District of Southern California
Series 1993A
5.75%, 7/01/21	995	1,026,989
5.75%, 7/01/21 (Pre-refunded/ETM)	710	761,667
Natomas Unified School District
BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,508,864
Newport Mesa Unified School District
5.00%, 8/01/21-8/01/24 (b)	4,890	5,355,478

	Principal Amount (000)	U.S. $ Value
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	$3,980	$4,366,930
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/23	1,575	1,784,680
Series 2016
5.00%, 8/01/30	1,420	1,713,812
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/24	1,000	1,177,870
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,125,032
Pittsburg Successor Agency Redevelopment Agency
AGM Series 2016A
5.00%, 9/01/27	2,785	3,375,476
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,657,725
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	2,966,334
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	18,370,313
Riverside County Public Financing Authority (County of Riverside CA Lease)
Series 2015
5.00%, 11/01/28	3,395	4,073,796
Romoland School District
Series 2015
5.00%, 9/01/23	955	1,064,223
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	380	394,003
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,208,074
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,276,473
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,034,140
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24 (Pre-refunded/ETM)	370	380,023
5.00%, 3/01/24	630	645,536
San Bernardino Community College District
Series 2013A
5.00%, 8/01/21	1,000	1,064,570
San Diego Association of Governments (State of California DOT Fed Hwy Grant)
1.80%, 11/15/27	3,200	3,220,352

	Principal Amount (000)	U.S. $ Value
San Diego County Regional Airport Authority
5.00%, 7/01/31-7/01/35 (b)	$9,715	$12,434,284
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax)
Series 2018A
4.00%, 4/01/21	12,000	12,451,560
San Diego County Water Authority
Series 2015
5.00%, 5/01/21	1,000	1,054,260
San Diego Public Facilities Financing Authority (City of San Diego CA Sewer Utility Revenue)
Series 2015
5.00%, 5/15/22	4,785	5,243,116
San Diego Unified School District/CA
Series 2019A
5.00%, 7/01/21	8,525	9,042,723
San Francisco City & County Airport Comm
Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM)	855	900,879
Series 2019E
5.00%, 5/01/34-5/01/36	9,710	12,010,854
Series 2019H
5.00%, 5/01/27	5,500	6,755,650
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2011C
5.00%, 5/01/21	3,900	4,093,518
Series 2011S
5.00%, 5/01/25	2,145	2,258,728
Series 2019A
5.00%, 5/01/34	11,015	13,662,565
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,438,720
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/20-8/01/24	3,300	3,533,240
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/26	1,070	1,321,514
San Joaquin Delta Community College District
Series 2015A
5.00%, 8/01/20-8/01/22	3,685	3,884,279
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease)
Series 2019A
5.00%, 7/15/22-7/15/26	20,760	24,473,266

	Principal Amount (000)	U.S. $ Value
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/29-9/01/30	$2,365	$2,762,247
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/20	1,675	1,731,917
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	12,315,520
Series 2014A
5.00%, 7/01/30	1,030	1,200,177
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,141,352
State of California
5.00%, 11/01/28-4/01/31	8,855	11,464,513
Series 2011
5.00%, 9/01/21	1,175	1,253,631
Series 2013
5.00%, 10/01/20-9/01/28	22,890	24,545,205
Series 2014
5.00%, 12/01/22-5/01/29	18,665	21,144,291
Series 2015
5.00%, 3/01/21	17,455	18,273,290
Series 2015B
5.00%, 9/01/24	3,330	3,925,770
Series 2017
5.00%, 8/01/24	5,540	6,514,486
Series 2018
5.00%, 10/01/22	5,000	5,545,550
Series 2018C
5.00%, 8/01/27	6,060	7,681,777
State of California Department of Water Resources
Series 2011A
5.00%, 12/01/20 (Pre-refunded/ETM)	50	51,856
5.00%, 12/01/20	1,745	1,810,246
Series 2014A
5.00%, 12/01/27 (Pre-refunded/ETM)	5,690	6,702,023
State of California Department of Water Resources Power Supply Revenue
Series 2011N
5.00%, 5/01/20	12,685	12,853,837
Stockton Public Financing Authority (City of Stockton CA Wastewater Revenue Lease)
1.40%, 6/01/22	7,665	7,657,412
Stockton Unified School District
Series 2016
5.00%, 8/01/28	7,770	9,313,510
Sweetwater Union High School District
Series 2016
5.00%, 8/01/30	3,205	3,779,624
BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,146,013
Turlock Irrigation District
5.00%, 1/01/22-1/01/36 (b)	15,525	18,534,522
University of California
Series 2009Q
5.25%, 5/15/22	155	155,529

	Principal Amount (000)	U.S. $ Value
Series 2010U
5.00%, 5/15/24	$4,215	$4,278,394
Series 2012G
5.00%, 5/15/25 (Pre-refunded/ETM)	4,625	5,063,404
5.00%, 5/15/25	5,375	5,885,625
Series 2013A
5.00%, 5/15/21-5/15/48	14,785	15,985,582
Series 2014A
5.00%, 5/15/28	1,000	1,169,140
Series 2015A
5.00%, 5/15/24	2,280	2,676,310
Series 2015I
5.00%, 5/15/21	2,935	3,098,480
Series 2017A
5.00%, 5/15/28-5/15/31	6,465	8,149,198
Series 2017M
5.00%, 5/15/31	4,000	4,997,840
Series 2018O
4.00%, 5/15/25	8,320	9,627,405
Vacaville Unified School District
BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,527,459
Vista Unified School District
Series 2015
5.00%, 8/01/20	2,100	2,149,854

		1,080,092,354

Alabama - 4.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	8,000	8,638,480
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	16,575	17,980,560
Southeast Alabama Gas Supply District (The) (Morgan Stanley)
Series 2018A
4.00%, 6/01/49	24,615	26,836,257
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)	2,380	2,611,622

		56,066,919

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (a)	735	819,341

	Principal Amount (000)	U.S. $ Value
Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)	$1,700	$1,713,481

Colorado - 0.7%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	3,000	3,270,900
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/32	4,750	5,809,155

		9,080,055

Connecticut - 0.7%
State of Connecticut
Series 2018B
5.00%, 4/15/26-4/15/28	5,755	7,001,093
Series 2018D
5.00%, 4/15/27	2,280	2,805,061

		9,806,154

Florida - 0.7%
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/30-10/01/34 (b)	955	642,868
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	5,265	5,270,739
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (a)	1,935	1,845,545
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,350,259
New River Community Development District
Series 2006B
5.00%, 5/01/13 (c)(d)(e)(f)(g)	405	0

		9,109,411

Georgia - 0.2%
Municipal Electric Authority of Georgia
5.00%, 1/01/32-1/01/36	2,300	2,760,630

Guam - 0.6%
Territory of Guam
5.00%, 11/15/31	130	152,170
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/29-12/01/32	1,860	2,136,246
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2015D
5.00%, 11/15/23-11/15/31	5,240	5,908,939

		8,197,355

	Principal Amount (000)	U.S. $ Value
Illinois - 4.5%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	$6,000	$6,690,720
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/22-9/01/34	900	1,052,787
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	2,185	2,336,180
Series 2017B
5.00%, 12/15/26	3,250	3,755,245
State of Illinois
Series 2006A
5.00%, 6/01/21	1,000	1,043,800
Series 2012
5.00%, 8/01/21	4,950	5,192,055
Series 2013
5.00%, 7/01/20-7/01/22	3,870	3,957,334
Series 2014
5.00%, 2/01/21	3,365	3,482,674
Series 2016
5.00%, 1/01/21-11/01/24	4,935	5,280,574
Series 2017D
5.00%, 11/01/23-11/01/24	13,465	14,884,246
Series 2018A
5.00%, 10/01/23	8,050	8,860,957
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26	4,450	4,302,482

		60,839,054

Iowa - 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
3.125%, 12/01/22	6,330	6,421,785

Kentucky - 0.8%
City of Ashland KY (Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/26-2/01/31	850	1,017,554
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/32	1,000	1,222,980
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018A
4.00%, 4/01/48	5,455	5,937,222
Series 2018C
4.00%, 12/01/49	2,870	3,178,525

		11,356,281

Massachusetts - 0.1%
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/27	1,055	1,272,752

	Principal Amount (000)	U.S. $ Value
Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/31	$1,745	$1,989,091

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	325	384,242

Nevada - 0.1%
City of Sparks NV (City of Sparks NV Sales Tax)
Series 2019A
2.50%, 6/15/24 (a)	640	647,725
2.75%, 6/15/28 (a)	525	535,757

		1,183,482

New Jersey - 2.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/29	8,070	9,455,979
Series 2018A
5.00%, 6/15/28-6/15/29	4,000	4,694,057
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	2,870	3,018,207
Series 2018A
5.00%, 12/15/34	5,905	6,924,734
Series 2019B
5.00%, 6/15/30	3,225	3,849,005
Tobacco Settlement Financing Corp.
Series 2018A
5.00%, 6/01/21-6/01/28	6,000	6,822,440

		34,764,422

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	920	986,700
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	100	107,250
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33	1,125	1,206,563

		2,300,513

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 0.4%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/28-5/01/33 (a)	$2,250	$2,640,960
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22-7/01/24	2,815	3,123,164

		5,764,124

Puerto Rico - 0.5%
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	740	833,751
AGC Series 2007C
5.50%, 7/01/31	150	172,855
NATL Series 2005L
5.25%, 7/01/35	3,675	3,986,493
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	1,421	1,247,212

		6,240,311

South Carolina - 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	5,000	5,450,700

Tennessee - 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
5.00%, 8/01/32	1,000	1,222,980

Texas - 0.5%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	3,205	3,464,573
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/23	1,915	2,127,699
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,530	1,800,672

		7,392,944

Washington - 0.2%
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/31	2,575	3,164,778

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	$645	$653,308

Wisconsin - 0.7%
UMA Education, Inc.
5.00%, 10/01/22-10/01/29 (a)	3,395	3,854,548
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	5,335	5,888,186

		9,742,734

Total Long-Term Municipal Bonds (cost $1,285,648,926)		1,337,789,201

Short-Term Municipal Notes - 1.0%
California - 1.0%
County of Los Angeles CA
5.00%, 6/30/20 (cost $13,128,730)	12,890	13,145,609

Total Municipal Obligations (cost $1,298,777,656)		1,350,934,810

GOVERNMENTS - TREASURIES - 2.4%
United States - 2.4%
U.S. Treasury Notes
2.50%, 5/31/20 (h)	3,328	3,339,440
2.625%, 7/31/20-2/15/29	28,944	30,145,770

Total Governments - Treasuries (cost $32,998,338)		33,485,210

Total Investments - 101.8% (cost $1,331,775,994) (i)		1,384,420,020
Other assets less liabilities – (1.8)%		(24,891,197)

Net Assets - 100.0%		$1,359,528,823

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	21,720	1/15/25	1.671%	CPI	#	Maturity	$229,329	$	– 0	–	$229,329
USD	6,870	8/09/24	1.690%	CPI	#	Maturity	56,698		– 0	–	56,698
USD	42,870	6/17/24	1.760%	CPI	#	Maturity	190,086		– 0	–	190,086

							$476,113	$	– 0	–	$476,113

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	40,890	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$108,014	$	– 0	–	$108,014
USD	23,000	9/10/24	3 Month LIBOR	1.341%	Quarterly/Semi-Annual	(327,253)		– 0	–	(327,253)
USD	13,610	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(127,892)		– 0	–	(127,892)

						$(347,131)	$	– 0	–	$(347,131)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	121	$(6,122)	$(12,072)	$5,950
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,399	(70,789)	(183,338)	112,549
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,242	(62,845)	(121,995)	59,150
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	66	(3,340)	(6,646)	3,306
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	825	(41,676)	(83,171)	41,495
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1	(51)	(125)	74
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,076	(54,446)	(102,585)	48,139

						$(239,269)	$(509,932)	$270,663

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	25,891	9/20/20	2.263%	CPI	#	Maturity	$(233,962)	$	– 0	–	$(233,962)
Barclays Bank PLC	USD	13,259	10/15/20	2.210%	CPI	#	Maturity	(101,818)		– 0	–	(101,818)
Barclays Bank PLC	USD	22,583	10/15/20	2.208%	CPI	#	Maturity	(172,278)		– 0	–	(172,278)
Citibank, NA	USD	16,430	10/17/20	2.220%	CPI	#	Maturity	(128,117)		– 0	–	(128,117)
JPMorgan Chase Bank, NA	USD	23,372	8/30/20	2.210%	CPI	#	Maturity	(194,661)		– 0	–	(194,661)
JPMorgan Chase Bank, NA	USD	28,730	7/15/24	2.165%	CPI	#	Maturity	(229,595)		– 0	–	(229,595)

								$(1,060,431)	$	– 0	–	$(1,060,431)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,395	10/09/29	1.120%	SIFMA	*	Quarterly	$295,157	$	– 0	–	$295,157
Citibank, NA	USD	12,395	10/09/29	1.125%	SIFMA	*	Quarterly	288,837		– 0	–	288,837

								$583,994	$	– 0	–	$583,994

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $34,550,936 or 2.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,147,588 and gross unrealized depreciation of investments was $(2,580,354), resulting in net unrealized appreciation of $52,567,234.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,337,789,201	$	– 0	–(a)	$1,337,789,201
Short-Term Municipal Notes		– 0	–	13,145,609		– 0	–	13,145,609
Governments - Treasuries		– 0	–	33,485,210		– 0	–	33,485,210

Total Investments in Securities		– 0	–	1,384,420,020		– 0	–	1,384,420,020
Other Financial Instruments (b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	476,113		– 0	–	476,113
Centrally Cleared Interest Rate Swaps		– 0	–	108,014		– 0	–	108,014
Interest Rate Swaps		– 0	–	583,994		– 0	–	583,994
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(455,145)		– 0	–	(455,145)
Credit Default Swaps		– 0	–	(239,269)		– 0	–	(239,269)
Inflation (CPI) Swaps		– 0	–	(1,060,431)		– 0	–	(1,060,431)

Total	$	– 0	–	$1,383,833,296	$	– 0	–	$1,383,833,296

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.